Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 5:	Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2013	2012

	(In thousands)

Land, buildings and improvements	$14,882	$13,873
Leasehold improvements	—	264
Furniture and equipment	10,616	10,075
Computer software	1,987	1,977

	27,485	26,189
Less accumulated depreciation	(16,762)	(15,804)

Net premises and equipment	$10,723	$10,385